BANK BORROWINGS (Details) $ in Millions									12 Months Ended
	Jun. 24, 2021 USD ($)	Jun. 24, 2021 HKD ($)	May 14, 2021 USD ($) installment	May 14, 2021 HKD ($) installment	Oct. 08, 2020 USD ($) installment	Oct. 08, 2020 HKD ($) installment	Apr. 28, 2020 USD ($) installment	Apr. 28, 2020 HKD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 14, 2021 HKD ($)	Oct. 08, 2020 HKD ($)	Apr. 28, 2020 HKD ($)	Nov. 03, 2017 USD ($)	Nov. 03, 2017 HKD ($)
BANK BORROWINGS
Proceeds from bank borrowings | $										$ 191,339	$ 927,520
Number of installments			96	96
Interest expense | $									$ 26,836	$ 48,910	$ 19,632
Working Capital Facility, Due May 13, 2029
BANK BORROWINGS
Borrowing capacity			$ 100,000									$ 1.0
Interest rate			2.75%									2.75%
Proceeds from bank borrowings			$ 100,000	$ 1.0
Working Capital Facility, Due November 24, 2028
BANK BORROWINGS
Borrowing capacity					$ 100,000								$ 1.0
Interest rate					2.75%								2.75%
Proceeds from bank borrowings					$ 100,000	$ 1.0
Number of installments					96	96
Working Capital Facility, Due May 17, 2028
BANK BORROWINGS
Borrowing capacity							$ 500,000							$ 4.0
Interest rate							2.75%							2.75%
Proceeds from bank borrowings							$ 500,000	$ 4.0
Number of installments							96	96
Working Capital Facility, No Expiration Date
BANK BORROWINGS
Borrowing capacity															$ 800,000	$ 6.0
Interest rate	5.50%	5.50%
Proceeds from bank borrowings	$ 900,000	$ 7.0